UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                             /__/ is a restatement.
                         /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:


/s/Ryan I. Jacob
RYAN I. JACOB
Redondo Beach, CA
8/14/08


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     32

Form 13F Information Table Value Total:

     $42,674 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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

(COLUMN 1)                     (COLUMN 2)  (COLUMN 3)  (COLUMN 4)    (COLUMN 5)      (COLUMN 6)   (COLUMN 7)     (COLUMN 8)

                                                                                    INVESTMENT
NAME OF                         TITLE OF                 VALUE       SHRS OR        DISCRETION     OTHER     VOTING AUTHORITY
ISSUER                          CLASS       CUSIP       (X$1000)     PRN AMT*         (SOLE)      MANAGERS        (SOLE)
------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                   COMMON      00724F101      39          1,000          1,000                      1,000
APPLE INC                       COMMON      037833100   1,674         10,000         10,000                     10,000
BAIDU COM INC                   COMMON      056752108     313          1,000          1,000                      1,000
BROADCOM CORP                   COMMON      111320107   1,201         44,000         44,000                     44,000
CDC CORP SHS A                  COMMON      G2022L106   1,132        454,513        454,513                    454,513
CTRIP COM INTL LTD              COMMON      22943F100   1,557         34,000         34,000                     34,000
DIGIMARC CORP                   COMMON      253807101     359         25,364         25,364                     25,364
DIGITAL RIV INC                 COMMON      25388B104   1,313         34,021         34,021                     34,021
EARTHLINK INC                   COMMON      270321102   3,979        460,000        460,000                    460,000
EBAY INC                        COMMON      278642103     547         20,000         20,000                     20,000
ELECTRONIC ARTS INC             COMMON      285512109   1,200         27,000         27,000                     27,000
GOOGLE INC                      COMMON      38259P508   1,685          3,200          3,200                      3,200
GREENFIELD ONLINE INC           COMMON      395150105   1,135         76,100         76,100                     76,100
HOLLYWOOD MEDIA CORP            COMMON      436233100   2,038        831,932        831,932                    831,932
KNOT INC                        COMMON      499184109     481         49,200         49,200                     49,200
MONSTER WORLDWIDE INC           COMMON      611742107      21          1,000          1,000                      1,000
NAPSTER INC                     COMMON      630797108   1,884      1,326,899      1,326,899                  1,326,899
NOVELL INC                      COMMON      670006105     618        104,900        104,900                    104,900
OPENWAVE SYS INC                COMMON      683718308   1,200        805,653        805,653                    805,653
RED HAT INC                     COMMON      756577102     621         30,000         30,000                     30,000
REDIFF COM INDIA LTD            COMMON      757479100     654         84,131         84,131                     84,131
SANDISK CORP                    COMMON      80004C101   1,309         70,000         70,000                     70,000
SHUTTERFLY INC                  COMMON      82568P304   1,465        120,000        120,000                    120,000
SIGMA DESIGNS INC               COMMON      826565103     695         50,000         50,000                     50,000
SINA CORP                       COMMON      G81477104   1,362         32,000         32,000                     32,000
SIRF TECHNOLOGY HLDGS INC       COMMON      82967H101   1,134        262,401        262,401                    262,401
SOHU COM INC                    COMMON      83408W103   1,532         21,750         21,750                     21,750
SONIC SOLUTIONS                 COMMON      835460106   1,184        198,600        198,600                    198,600
SOURCEFORGE INC                 COMMON      83616W101   1,433        895,672        895,672                    895,672
TAKE-TWO INTERACTIVE SOFTWARE   COMMON      874054109   5,456        213,368        213,368                    213,368
THESTREET COM                   COMMON      88368Q103   1,352        207,644        207,644                    207,644
YAHOO INC                       COMMON      984332106   2,105        101,874        101,874                    101,874

* All of the securities listed within this column are stated in SH.

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